Real Estate and Other Assets Acquired in Settlement of Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of real estate and other assets acquired in settlement of loans
Repossessed assets	$ 38	$ 41
Total	15,140	19,542	29,729
Less valuation allowance for other real estate owned	(3,255)	(4,675)	(6,137)	(6,977)
Total other real estate and repossessed assets	11,885	14,867
Commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	0	0
Real estate construction - residential
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	23	114
Real estate construction - commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	9,831	10,020
Real estate mortgage - residential
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	417	830
Real estate mortgage - commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 4,831	$ 8,537